EQUITY (Details Narrative) - USD ($)										6 Months Ended
	Jan. 01, 2023	Sep. 28, 2022	Aug. 18, 2022	Jul. 01, 2022	Jun. 16, 2022	Apr. 28, 2022	Mar. 03, 2022	Jan. 03, 2022	Jan. 02, 2022	Jun. 30, 2022	Jun. 30, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Net shares received upon exercise							199,259
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares							437,500
General and Administrative Expense										$ 2,328,921	$ 2,562,531
Debt conversion price										$ 6.00
Warrant exercised shares					50,000
Srax Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares Issued, Price Per Share						$ 19.00
Stock Issued During Period, Shares, New Issues						2,105
L1 Capital Global Opportunities Master Fund Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares Issued, Price Per Share					$ 6.00
Debt conversion amount										$ 9,600,000
Debt conversion price										$ 6.00
Warrant exercised shares					50,000
L1 Capitals Election [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt conversion price										$ 6.00
Debt principal amount										$ 10,000,000
Subsequent Event [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares Issued, Price Per Share			$ 6
Debt conversion amount			$ 300,000
Subsequent Event [Member] | L1 Capitals Election [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt conversion price		$ 6.00
Debt principal amount		$ 300,000
Frank Ingriselli [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares							37,500
Shares Issued, Price Per Share							$ 20.20		$ 2.85
General and Administrative Expense								$ 128,079
Frank Ingriselli [Member] | Employment Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of restricted stock, shares									60,000
Frank Ingriselli [Member] | Employment Agreement [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	30,000			30,000